Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Non-cancellable Capital Expenditure
As of December 31, 2020, future minimum payments under
non-cancellable
capital expenditure of the following:

	RMB	US$ (Note 2(e))
Years Ending December 31,
2021	8,926,000	1,367,969
202 2	94,000	14,406
2023	188,000	28,816

Schedule of Future Minimum Lease Payments with Respect to Agreements	As of December 31, 2020, future minimum payments with respect to these agreements consist of the following:

	RMB	US$ (Note 2(e))
Years Ending December 31,
2021	103,289,167	15,829,757
2022	12,862,500	1,971,264